MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST (Prospectus Summary) | MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Fund Summary
Investment Objectives
Morgan Stanley U.S. Government Money Market Trust is a money market fund that seeks to provide security of principal, high current income and liquidity.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Advisory fee		0.44%
Shareholder servicing fees		0.10%
Other expenses		0.16%
Total annual Fund operating expenses	[1]	0.70%
Fee waiver and/or expense reimbursement	[1]	0.49%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.21%
[1]	The Fund's distributor has agreed to waive a portion of the Fund's shareholder servicing fee except for 0.05%. Following any such waiver by the distributor, the Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., and its administrator have agreed to reduce all or a portion of the Fund's advisory fees and administration fees and/or reimburse other expenses to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements are expected to continue for one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems that such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST	545	589	637	779

Principal Investment Strategies
The Fund invests in high quality, short-term U.S. government securities. In selecting investments, the Investment Adviser seeks to maintain the Fund's share price at $1.00.

The U.S. government securities that the Fund may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S.
Government. In addition, the Fund may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
Mae") and the Federal Housing Administration. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S.
Treasury. Among these agencies and instrumentalities are the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Banks. Further, the Fund may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Finally, the Fund may
purchase U.S. government securities guaranteed under the Federal Deposit
Insurance Corporation ("FDIC") Temporary Liquidity Guarantee Program. The Fund
may also invest in repurchase agreements.

Principal Risks
There is no assurance that the Fund will achieve its investment objectives.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in this Fund include:

• U.S. Government Securities. The Fund may purchase U.S. government securities that are not backed by the full faith and credit of the United States. With respect to these U.S. government securities, there is the risk that the U.S.
Government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

Shares of the Fund are not bank deposits and are not guaranteed or insured by the FDIC or any other government agency.

Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available online at
www.morganstanley.com/im or by calling toll-free (800) 869-NEWS.

Annual Total Returns-Calendar Years

The year-to-date total return as of March 31, 2011 was 0.00%.

Best Quarter (ended March 31, 2001) : 1.33%
Worst Quarter (ended March 31, 2010) : 0.00%

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST	U.S. Government Money Market Trust	0.01%	2.16%	1.92%

For the Fund's most recent 7-day annualized yield, you may call toll-free (800)
869-NEWS.